Debt Debt (Tables)	9 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
he Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows (in thousands):

	September 30, 2017	December 31, 2016
Unsecured Senior Notes	$73,625	$73,625

Secured Credit Facilities:
$39.6 Million Credit Facility	$—	$20,144
$409 Million Credit Facility	96,468	167,816
$330 Million Credit Facility	254,006	225,759
$42 Million Credit Facility	36,035	38,512
$67.5 Million Credit Facility	40,461	40,461
$12.5 Million Credit Facility	10,379	10,379
$27.3 Million Credit Facility	18,600	19,375
Total bank loans outstanding	455,949	522,446
Less: Current portion	(25,293)	(13,882)
	$430,656	$508,564

(amount in thousands)	September 30, 2017			December 31, 2016
	Current	Non-current	Total	Current	Non-current	Total
Total bank loans and senior notes, gross	$25,293	$504,281	$529,574	$13,882	$582,188	$596,070
Unamortized deferred financing costs	(716)	(13,787)	(14,503)	(402)	(16,196)	(16,598)
Total bank loans and senior notes, net	$24,577	$490,494	$515,071	$13,480	$565,992	$579,472

Schedule of Long-term Debt Instruments [Table Text Block]
Secured Credit Facilities
The Company has six credit agreements in place, which are collateralized by the Company’s vessels. The following is a summary of those credit agreements as of September 30, 2017, as well as the $39.6 Million Credit Facility, which was paid off in full during the nine months ended September 30, 2017.

($000’s)	$39.6 Million Credit Facility	$409 Million Credit Facility	$330 Million Credit Facility	$42 Million Credit Facility	$67.5 Million Credit Facility	$12.5 Million Credit Facility	$27.3 Million Credit Facility
Date of Agreement	June 27, 2014	December 30, 2014	July 29, 2014	January 30, 2015	July 30, 2014	December 22, 2015	December 22, 2015

Total Vessels to be Financed
Kamsarmax	2	8	6	2	2	—	—
Ultramax	—	7	15	1	2	1	2

Interest Rate-LIBOR+	2.925%	3.000%	2.925%	2.970%	2.950%	3.000%	2.950%

Commitment Fee	1.170%	1.200%	1.170%	1.120%	1.250%	—%	1.180%

Maturity Date	September 28, 2020	December 30, 2020	July 29, 2021	6 years from each Kamsarmax drawdown and September 21, 2021 on the Ultramax tranche	7 years from each drawdown	December 22, 2020	5 years from each drawdown

Amount drawn down (in thousands)	33,550	220,769	294,225	48,870	53,816	11,750	23,250

Amount outstanding (in thousands)	—	96,468	254,006	36,035	40,461	10,379	18,600

Carrying Value of Vessels Collateralized (in thousands)	—	455,106	585,486	94,637	113,479	30,141	61,458

Amount Available (in thousands)	—	78,954	—	—	—	—	—

Remaining Vessels to be Financed	—	—	—	—	—	—	—

Interest And Finance Costs [Table Text Block]

Balance as of September 30,	2017	2016
Interest expense	$20,652	$10,945
Amortization of deferred financing costs	4,249	3,811
Write off of deferred financing costs	470	2,456
Other	450	893
	$25,821	$18,105